Equity (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Equity [Abstract]
Schedule of Noncontrolling Interests

The following tables present a rollforward of the noncontrolling interests for the three months ended June 30, 2024 and 2023:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	BCH Class S Ordinary	BCH Class S Preferred	FLP	BCH Preferred Series A.1	BCH Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2024	$(165,712)	$—	$—	$—	$207,943	$—	$—	$42,231
Net loss	(526)	—	—	—	(7,187)	—	—	(7,713)
Reclass of distributions payable to noncontrolling interest holder	(225)	—	—	—	—	—	—	(225)
Balance, June 30, 2024	$(166,463)	$—	$—	$—	$200,756	$—	$—	$34,293

	Noncontrolling Interests
(Dollars in thousands)	Trusts	BCH Class S Ordinary	BCH Class S Preferred	FLP	BCH Preferred Series A.1	BCH Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2023	$(118,299)	$52,560	$856	$—	$—	$205,759	$1,337	$142,213
Net loss	(13,866)	(29,365)	—	—	(674)	—	(647)	(44,552)
Reclass of BCH Preferred A.1 from temporary to permanent equity	—	—	—	—	699,441	—	—	699,441
Issuance of shares in connection with transactions closing post de-SPAC	133	—	—	—	—	—	—	133
Reclass of distributions payable to noncontrolling interest holder	(329)	—	—	—	—	—	—	(329)
Conversion of Class S Ordinary to Class A common	—	(3,884)	—	—	—	—	—	(3,884)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	—	—	—	(6,942)	—	—	(6,942)
Balance, June 30, 2023	$(132,361)	$19,311	$856	$—	$691,825	$205,759	$690	$786,080

The following table presents a rollforward of the noncontrolling interests for the years ended March 31, 2024 and 2023:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	BCH Class S Ordinary	BCH Class S Preferred	FLP	BCH Preferred Series A.1	BCH Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2022	982	69,831	1,315	—	—	205,759	—	277,887
Net income (loss)	(117,861)	(16,987)	—	3,166	—	—	(962)	(132,644)
Noncontrolling interest reclass	—	1,116	1,117	(2,233)	—	—	—	—
Payment of employee payroll taxes on restricted equity units	—	(459)	(460)	—	—	—	—	(919)
Distribution to noncontrolling interest	—	—	—	—	—	—	(131)	(131)
Noncash issuance of noncontrolling interest	299	—	—	—	—	—	—	299
Reclass of distributions payable to noncontrolling interest holder	(1,719)	—	—	—	—	—	—	(1,719)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(933)	—	—	—	(933)
Issuance of noncontrolling interest	—	—	—	—	—	—	2,430	2,430
Annual reallocation of FLP	—	(941)	(1,116)	—	—	—	—	(2,057)
Balance, March 31, 2023	(118,299)	52,560	856	—	—	205,759	1,337	142,213
Net income (loss)	(44,175)	(48,676)	(856)	—	(484,556)	—	(1,068)	(579,331)
Issuance of shares in connection with recent financings	133	—	—	—	—	—	—	133
Reclass of distributions payable to noncontrolling interest holder	(1,170)	—	—	—	—	—	—	(1,170)
Reduction of noncontrolling interest in connection with recent financings	(3,272)	—	—	—	—	—	—	(3,272)
Issuance of noncontrolling interest in connection with recent financings	79	—	—	—	—	—	—	79
Conversion of BCH Class S Ordinary to Class A common stock	—	(3,884)	—	—	—	—	—	(3,884)
Conversion of Preferred Series C to Class A common stock	—	—	—	—	—	(205,759)	—	(205,759)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return	—	—	—	—	(6,942)	—	—	(6,942)
Reclass of BCH Preferred A.1 from temporary to permanent equity	—	—	—	—	699,441	—	—	699,441
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings	992	—	—	—	—	—	—	992
Distribution to noncontrolling interest	—	—	—	—	—	—	(269)	(269)
Balance, March 31, 2024	$(165,712)	$—	$—	$—	$207,943	$—	$—	$42,231

Schedule of Redeemable Non Controlling Interests

The following table presents a rollforward of the redeemable noncontrolling interests for the years ended March 31, 2024 and 2023:

	Redeemable Noncontrolling Interests		Total Redeemable
(Dollars in thousands)	Preferred Series A.0	Preferred Series A.1	Noncontrolling Interests
Balance, March 31, 2022	249,907	742,331	992,238
Net income (loss)	15,822	(4,298)	11,524
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	—	(314)	(314)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	(37,133)	(37,133)
Transfer from BCH Preferred Series A.1 Unit Accounts to BCH Preferred Series A.0 Unit Accounts	1,145	(1,145)	—
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(15,822)	—	(15,822)
Balance, March 31, 2023	251,052	699,441	950,493
Net income (loss)	16,793	—	16,793
Reclass of BCH Preferred A.1 from temporary to permanent equity	—	(699,441)	(699,441)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(16,793)	—	(16,793)
Balance, March 31, 2024	$251,052	$—	$251,052